Income Taxes - Reconciliation From Federal Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Federal statutory tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of U.S. federal income tax benefit	3.10%	3.80%	4.30%
Change in valuation allowances	0.90%	2.50%	(5.60%)
Foreign tax rate differential	(1.40%)	0.80%	(3.10%)
International investment tax credit	(1.60%)	(1.80%)	(7.40%)
Domestic manufacturing deduction	(3.10%)	(4.40%)	(6.70%)
Adjustment of uncertain tax positions and interest	0.00%	4.40%	0.00%
Acquisition-related expenses	0.00%	3.00%	0.50%
Impairment charges	0.00%	0.00%	17.90%
Other	(0.40%)	3.20%	(0.70%)
Effective income tax rate	32.50%	46.50%	34.20%